Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes
(21)	INCOME TAXES

Cayman Islands

Under the current laws of the Cayman Islands, the Company and LDK SCT are not subject to any income tax or capital gains. In addition, there is no withholding tax on payments of dividends by Cayman Islands companies.

People’s Republic of China

The Company’s PRC subsidiaries file separate income tax returns. Effective from January 1, 2008, pursuant to the Corporate Income Tax Law (the “CIT Law”) which was passed by the National People’s Congress of the PRC on March 16, 2007, the PRC’s statutory income tax rate is 25%. The Company’s PRC subsidiaries are subject to income tax at 25% unless otherwise specified.

Prior to January 1, 2008, JXLDK was entitled to a tax holiday of 2-year full tax exemption followed by 3-year 50% reduction in the income tax rate starting from 2006 under the then effective tax rules and regulations. Such tax holiday is grandfathered by the CIT Law and its relevant regulations. Accordingly, JXLDK is subject to income tax at 12.5% for 2010.

In December 2009, JXLDK was recognized by the Chinese government as a “High and New Technology Enterprise” (“HNTE”) under the new CIT Law and is entitled to the preferential income tax rate of 15% from 2009 to 2011. Under the CIT Law, where the transitional preferential enterprise income tax policies and the preferential policies prescribed under the CIT Law and its implementation rules overlap, an enterprise may choose the more favorable policy, but may not enjoy multiple preferential policies. JXLDK chose to complete the grandfathered tax holiday of 12.5% for the overlapping period of 2010 and is subject to income tax at 15% for 2011. In November 2012, JXLDK renewed its HNTE status and is therefore entitled to the preferential income tax rate of 15% from 2012 to 2014.

In September 2011, Jiangxi PV Silicon Technology Co., Ltd. (“LDKPV”) was recognized by the Chinese government as an HNTE and is entitled to the preferential income tax rate of 15% from 2011 to 2013. Based on the evaluation of LDKPV’s conformity to the qualification criteria for HNTE, management considered that LDKPV is not qualified as a HNTE in 2012. Therefore, LDKPV was subject to income tax rate at 25% for 2012.

HK SAR

The Company’s Hong Kong incorporated subsidiaries are subject to Hong Kong Profits Tax at 16.5% on income arising in or derived from Hong Kong. No provision for Hong Kong Profits tax was made as they sustained tax losses for each of the years ended December 31, 2010, 2011 and 2012, where applicable. The payments of dividends by Hong Kong tax residents are not subject to Hong Kong withholding tax.

United States

LDK USA and SPI are subject to US federal statutory tax rate of 34% and are also subject to the state of California income tax rate of 8.84%. The state income tax paid is deductible for US federal income tax purposes.

European Countries

LDK Solar Europe Holding S.A. (“LDK Europe”) is incorporated in Luxemburg and is subject to a 28.59% corporate tax rate. Capital repayment received from LQ Energy within one year after the incorporation of LQ Energy is subject to 26.375% withholding tax rate.

All of the Company’s subsidiaries incorporated in Italy are subject to corporate income tax at 31.4%.

LDK Trading Service Germany Limited (“LDK Germany Trading”), LDK German Holding Gmbh (“LDK Germany Holding”) and Sunways are incorporated in Germany and are subject to 15% corporate income tax, plus a solidarity surcharge of 5.5% on corporate income tax and a trade tax rate depends on the location of the company. LDK Germany Trading and LDK German Holding are subject to an effective income tax rate of 32.98%. Sunways is subject to an effective income tax rate of 29.80%.

LDK Solar Spain S.L. is incorporated in Spain and is subject to a 30% corporate tax rate.

LDK Solar Tech, Europe, GmbH is incorporated in Switzerland and is subject to a 21.17% corporate tax rate.

The income tax expense (benefit) attributable to earnings (loss) from operations, which is substantially derived from PRC sources, consists of:

	Current	Deferred	Total
Year ended December 31, 2012
PRC	1,183	6,845	8,028
U.S. Federal	146	0	146
U.S. State and Local	25	0	25
Other jurisdictions	612	33	645

	1,966	6,878	8,844

Year ended December 31, 2011
PRC	34,436	(26,476)	7,960
U.S. Federal	279	0	279
U.S. State and Local	48	0	48
Other jurisdictions	954	(5,100)	(4,146)

	35,717	(31,576)	4,141

Year ended December 31, 2010
PRC	34,948	27,264	62,212
U.S. Federal	18	0	18
U.S. State and Local	8	0	8
Other jurisdictions	(672)	4,644	3,972

	34,302	31,908	66,210

Earnings (loss) before income taxes of the Group consist of the following:

	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2012
PRC operations	413,120	(540,245)	(776,361)
U.S. operations	23	(1,318)	(23,904)
Other foreign operations	(50,466)	(63,250)	(242,950)

Total	362,677	(604,813)	(1,043,215)

The actual income tax expense differed from the amounts computed by applying the PRC statutory income tax rate of 25% to earnings (loss) before income taxes as a result of the following:

	Year ended December 31, 2010		Year ended December 31, 2011		Year ended December 31, 2012
Earnings (loss) before income taxes	362,677		(604,813)		(1,043,215)

Computed income tax expense (benefit)	90,669	25%	(151,203)	25%	(260,804)	25%
Effect of tax rate differential for entities in non-PRC jurisdictions	7,736	2%	30,156	(5%)	517	(0%)
Change in tax rate	(743)	0%	1,687	0%	(3,355)	0%
Non-deductible expenses
Share-based compensation	2,762	1%	2,482	(1%)	2,278	(0%)
Others	77	0%	47	(0%)	1,888	(0%)
50% additional deduction of R&D expense	(660)	0%	(5,297)	1%	(1,048)	0%
Change in valuation allowance	4,621	1%	174,269	(29%)	261,879	(25%)
Tax effect on transfer of equity interests within the Group	5,103	1%	(44,332)	7%	0	0%
Taxable investment income	0	0%	0	0%	4,510	(0%)
Withholding tax on undistributed earnings of PRC subsidiaries	3,788	1%	(3,788)	1%	0	0%
Tax holiday	(44,561)	(12%)	0	0%	0	0%
Others	(2,582)	(1%)	120	0%	2,979	(0%)

Actual income tax expense	66,210	18%	4,141	(1%)	8,844	(1%)

Without the tax holiday, the Group’s income tax expense would have increased by US$44,561, and the basic and diluted earnings per ordinary share would have decreased by US$0.35 and US$0.33 respectively for the year ended December 31, 2010. The Group did not enjoy any tax holiday for the years ended December 31, 2011 and 2012.

The tax effects of temporary differences that give rise to significant portions of the deferred income tax assets and liabilities are presented below:

	December 31, 2011	December 31, 2012
Deferred income tax assets:
Inventories write-down	42,395	27,448
Impairment loss on property, plant and equipment	309	20,649
Provision for accounts receivable, prepayments to suppliers and deposit for purchase of property, plant and equipment	37,493	34,551
Provision for loss on firm purchase commitment	5,213	7,047
Accruals	3,976	8,657
Capital lease obligation	1,430	1,417
Deferred revenue	18,720	23,456
Net operating loss carry forwards	155,372	345,174
Government subsidy	5,609	10,487
Derivative financial instruments	0	1,867
Write-down on assets held for sale	0	18,545

Total gross deferred income tax assets	270,517	499,298
Less: valuation allowance	(196,994)	(459,503)

Deferred income tax assets , net of valuation allowance	73,523	39,795

Deferred income tax liabilities:
– Interest capitalized in relation to plant and equipment	(9,679)	(9,421)
– Property, plant and equipment	(7,523)	(1,886)
– Change in fair value of available-for-sale investment	(2,200)	(1,078)
– Investment in an associate	0	(852)

Total gross deferred income tax liabilities	(19,402)	(13,237)

Net deferred income tax asset	54,121	26,558

Classification on consolidated balance sheets:
Deferred income tax assets:
– Current	30,931	8,667
– Non-current	39,376	20,529
Deferred income tax liability:
– Current	0	0
– Non-current	(16,186)	(2,638)

The increase in the valuation allowance for the years ended December 31, 2010, 2011 and 2012 were US$4,621, US$191,122 and US$262,509, respectively. In assessing the realizability of deferred income tax assets, management considers whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized. As of December 31, 2012, the valuation allowance of US$459,503 was related to the deferred income tax assets of certain subsidiaries. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible or utilized. Management considers the scheduled reversal of deferred income tax liability, projected future taxable income and tax planning strategies in making this assessment. In order to fully utilize the deferred income tax asset, certain PRC subsidiaries will need to generate future taxable income of approximately US$ 107,176.

Based upon an assessment of the level of historical taxable income and projections for future taxable income over the periods in which the deferred income tax assets are deductible or can be utilized, and taking into account the availability of the tax planning strategies, management believes it is more likely than not that the Group will realize the benefits of these deductible differences, net of the valuation allowance, as of December 31, 2011 and 2012. The amount of the deferred income tax assets considered realizable, however, could be reduced in the near term if estimates of future taxable income are reduced.

As of December 31, 2012, the Group has net operating loss carry forwards of approximately US$ 1,386,963 relating to certain PRC and overseas subsidiaries. Tax losses of the PRC subsidiaries amounted to US$ 1,101,427 as of December 31, 2012, of which US$ 344, US$5,020 and US$476,055 and US$ 620,008 will expire by the end of 2014, 2015, 2016 and 2017 respectively if unutilized. Tax losses of HK subsidiaries of US$ 146,340 as of December 31, 2012 can be utilized indefinitely.

The CIT Law and its relevant regulation impose a 10% withholding income tax for dividends distributed by the PRC subsidiaries to the Company for distribution of earnings generated beginning on January 1, 2008. Undistributed earnings generated prior to January 1, 2008 are exempt from such withholding tax. The Company did not recognize deferred income tax liabilities of US$ 2,314 for the undistributed earnings of approximately US$ 23,135 of the PRC subsidiaries as of December 31, 2012 as management plans to reinvest these earnings indefinitely in the PRC.

As of January 1, 2010 and for each of the three years ended December 31, 2010, 2011 and 2012, the Group has no unrecognized tax benefits relating to uncertain tax positions. Also, management does not expect that the amount of unrecognized tax benefits will increase significantly within the next 12 months.

The Group’s subsidiaries file their income tax returns in the PRC, Hong Kong, United States and European Union. According to the PRC Tax Administration and Collection Law, the statute of limitation is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitation extends to five years under special circumstances, where the underpayment of taxes is more than RMB 100 thousand (US$ 15). In the case of transfer pricing issues, the statute of limitation is 10 years. There is no statute of limitation in the case of tax evasion. The income tax returns of the Group’s operating subsidiaries in the PRC for the years ended December 31, 2005 through 2012 are open to examination by the PRC state and local tax authorities. The income tax returns of LDK International are open to audit for the years ended December 31, 2006 through 2012 under the statute of limitation established by the Hong Kong Inland Revenue Ordinance.

The PRC tax system is subject to substantial uncertainties. There can be no assurance that changes in PRC tax laws or their interpretation or their application will not subject the Group’s PRC entities to substantial PRC taxes in the future.